Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2014 Y	Aug. 31, 2013 Y
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		134.43%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		142.22%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		1.32%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		1.46%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		5.0
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6		0.00%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7		$ 0.06
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	204.00%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	226.00%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	134.43%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	142.22%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	1.33%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	1.46%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	1.32%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	1.46%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	5.0
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	5.0
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	0.00%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	0.00%
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 13	0.05
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 14	0.31
Stock Options And Warrants Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 15	$ 0.06